NET LOSS PER SHARE - Anti-Dilutive Securities (Q2) (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Shares unvested and subject to exercise of stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	192,689	4,154,898
Shares subject to outstanding common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	3,486,482	2,515,944
Shares subject to convertible notes stock conversion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	916,667	0
Shares subject to warrants stock conversion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	16,000,000	0